Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (45,513)	$ (16,521)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	6,171	272
Amortization of operating lease right-of-use assets	23
Non-cash interest expense		1,642
Change in fair value of derivative liability		972
Change in fair value of warrant liability		168
Loss on extinguishment of debt		221
Change in operating lease liability	(19)
Changes in operating assets and liabilities:
Prepaid expenses	(5,922)	(1,179)
Accounts payable	5,751	2,302
Accrued expenses and other current liabilities	3,401	941
Payment of security deposit and leasehold improvements for long-term lease	(199)
Net cash used in operating activities	(36,307)	(11,182)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of available-for-sale securities	(20,006)
Net cash used in investing activities	(20,006)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of Series B convertible preferred stock, net of cash issuance costs of $340	2,977	21,165
Proceeds from issuance of convertible promissory notes, net of cash issuance costs of $440		5,560
Proceeds from issuance of private placement stock, net of cash issuance costs of $1,505	18,510
Payment of IPO costs	(2,498)	(119)
Proceeds from the IPO, net of underwriter commissions	37,200
Exercise of stock options for common stock under Equity Incentive Plan	226	47
Net cash provided by financing activities	56,415	26,653
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	102	15,471
Cash and cash equivalents at beginning of period	18,748	3,277
Cash and cash equivalents at end of period	18,850	18,748
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Operating lease right-of-use asset obtained in exchange for operating lease liability	2,096
Derivative liability in connection with issuance of convertible promissory notes		1,896
Extinguishment of convertible promissory notes		4,646
Extinguishment of derivative liability in connection with extinguishment of convertible promissory notes		2,868
Initial public offering costs in accrued expenses		191
Private Placement costs in accrued expenses	135
Private Placement costs in accounts payable	27
Conversion of Preferred Stock to Equity Following the IPO	38,307
2018 Notes
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Issuance of warrants		242
Series B Convertible Preferred Stock
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Issuance of warrants	$ 80	228
Issuance of convertible preferred stock upon extinguishment of convertible promissory notes		$ 8,219